SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest paid	$ 48	$ 60
Taxes paid	0	192
Equipment acquired under finance leases and equipment loans	$ 1,293	$ 0